UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a)	Report pursuant to Rule 30e-1

Market Commnetary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFRX Floating Rate Fund –
.
PAFRX Floating Rate Fund–
.
Advisor  Class
TFAIX Floating Rate Fund–
.
I  Class
TRIZX Floating Rate Fund–
.
Z Class

T. ROWE PRICE Floating Rate Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Floating Rate Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Floating Rate Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Floating Rate Fund
Portfolio Summary

Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
5/31/23 11/30/23
BBB/BB Rated and Above 3.1% 3.3%
BB Rated 11.7 14.1
BB/B Rated 7.7 7.4
B Rated 54.7 57.3
B/CCC Rated 1.1 2.0
CCC Rated and Below 10.3 8.8
Credit Default Swaps 0.0 0.0
Equities 0.1 0.1
Not Rated 3.3 3.3
Short-Term Holdings 8.0 3.7
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.

T. ROWE PRICE Floating Rate Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Floating Rate Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/23
UKG 4.0%
Hub International 3.2
Asurion 2.3
Applied Systems 2.3
AssuredPartners 2.0
UFC 1.9
Epicor Software 1.7
United Airlines 1.7
USI Advantage 1.4
Filtration Group 1.4
Cloud Software 1.4
American Airlines 1.3
Alliant Holdings 1.2
Charter Next Generation 1.2
Duravant 1.2
BMC Software 1.2
CDK Global 1.2
GTCR W-2 Merger Sub 1.2
Inspire Brands 1.1
Ascend Learning 1.1
Acrisure 1.1
Gainwell 1.1
Medline Industries 1.0
RealPage 1.0
Rivian Automotive 1.0
Total 39.2%
Note: The information shown does not reflect any exchange-traded funds, cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the Portfolio of Investments under their subsidiaries.

T. ROWE PRICE Floating Rate Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Floating Rate Fund

FLOATING RATE FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,066.10 $4.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.10   3.94
Advisor Class
Actual   1,000.00   1,065.00   5.01
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.15   4.90
I Class
Actual   1,000.00   1,066.80   3.36
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.75   3.29
Z Class
Actual   1,000.00   1,070.10   0.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.90   0.10
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%,
the
2
Advisor Class was 0.97%, the
3
I Class was 0.65%, and the
4
Z Class was 0.02%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11 $ 9 .68 $ 9 .81
Investment activities
Net investment
income
(1)(2)
0 .40 0 .62 0 .36 0 .37 0 .43 0 .48
Net realized and
unrealized gain/loss 0 .19 ( 0 .12 ) ( 0 .41 ) 0 .46 ( 0 .57 ) ( 0 .12 )
Total from
investment activities 0 .59 0 .50 ( 0 .05 ) 0 .83 ( 0 .14 ) 0 .36
Distributions
Net investment
income ( 0 .40 ) ( 0 .63 ) ( 0 .36 ) ( 0 .37 ) ( 0 .43 ) ( 0 .49 )
Net realized gain — ( 0 .01 ) — — — —
Total distributions ( 0 .40 ) ( 0 .64 ) ( 0 .36 ) ( 0 .37 ) ( 0 .43 ) ( 0 .49 )
NET ASSET VALUE
End of period $ 9 .21 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11 $ 9 .68

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
6 .61% 5 .64% ( 0 .54 ) % 9 .26% ( 1 .56 ) % 3 .75%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .78%
(4)
0 .78% 0 .75% 0 .76% 0 .76% 0 .76%
Net expenses after
waivers/payments
by Price Associates 0 .78%
(4)
0 .78% 0 .75% 0 .76% 0 .76% 0 .76%
Net investment
income 8 .77%
(4)
6 .87% 3 .79% 3 .88% 4 .54% 4 .97%
Portfolio turnover rate 26 .6% 27 .6% 37 .2% 62 .0% 75 .9% 57 .0%
Net assets, end of
period (in millions) $1,407 $1,369 $1,949 $1,038 $865 $1,472
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9 .04 $ 9 .18 $ 9 .59 $ 9 .13 $ 9 .69 $ 9 .82
Investment activities
Net investment
income
(1)(2)
0 .39 0 .61 0 .34 0 .35 0 .42 0 .46
Net realized and
unrealized gain/loss 0 .19 ( 0 .13 ) ( 0 .40 ) 0 .46 ( 0 .57 ) ( 0 .13 )
Total from
investment activities 0 .58 0 .48 ( 0 .06 ) 0 .81 ( 0 .15 ) 0 .33
Distributions
Net investment
income ( 0 .39 ) ( 0 .61 ) ( 0 .35 ) ( 0 .35 ) ( 0 .41 ) ( 0 .47 )
Net realized gain — ( 0 .01 ) — — — —
Total distributions ( 0 .39 ) ( 0 .62 ) ( 0 .35 ) ( 0 .35 ) ( 0 .41 ) ( 0 .47 )
Redemption fees
added to paid-in
capital
(1)(3)
— — — — — 0 .01
NET ASSET VALUE
End of period $ 9 .23 $ 9 .04 $ 9 .18 $ 9 .59 $ 9 .13 $ 9 .69

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
6 .50% 5 .44% ( 0 .74 ) % 9 .00% ( 1 .66 ) % 3 .53%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .07%
(5)
1 .03% 1 .02% 1 .04% 1 .07% 1 .05%
Net expenses after
waivers/payments
by Price Associates 0 .97%
(5)
0 .97% 0 .97% 0 .98% 0 .98% 0 .97%
Net investment
income 8 .56%
(5)
6 .68% 3 .62% 3 .67% 4 .37% 4 .74%
Portfolio turnover rate 26 .6% 27 .6% 37 .2% 62 .0% 75 .9% 57 .0%
Net assets, end of
period (in thousands) $9,636 $14,621 $21,783 $23,329 $12,506 $23,595
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .12 $ 9 .68 $ 9 .82
Investment activities
Net investment
income
(1)(2)
0 .41 0 .63 0 .37 0 .37 0 .44 0 .50
Net realized and
unrealized gain/loss 0 .18 ( 0 .12 ) ( 0 .40 ) 0 .46 ( 0 .56 ) ( 0 .14 )
Total from
investment activities 0 .59 0 .51 ( 0 .03 ) 0 .83 ( 0 .12 ) 0 .36
Distributions
Net investment
income ( 0 .40 ) ( 0 .64 ) ( 0 .38 ) ( 0 .38 ) ( 0 .44 ) ( 0 .50 )
Net realized gain — ( 0 .01 ) — — — —
Total distributions ( 0 .40 ) ( 0 .65 ) ( 0 .38 ) ( 0 .38 ) ( 0 .44 ) ( 0 .50 )
NET ASSET VALUE
End of period $ 9 .21 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .12 $ 9 .68

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
6 .68% 5 .79% ( 0 .41 ) % 9 .26% ( 1 .33 ) % 3 .78%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .65%
(4)
0 .63% 0 .62% 0 .65% 0 .64% 0 .63%
Net expenses after
waivers/payments
by Price Associates 0 .65%
(4)
0 .63% 0 .62% 0 .65% 0 .64% 0 .63%
Net investment
income 8 .89%
(4)
6 .96% 3 .95% 3 .95% 4 .65% 5 .11%
Portfolio turnover rate 26 .6% 27 .6% 37 .2% 62 .0% 75 .9% 57 .0%
Net assets, end of
period (in thousands) $694,750 $729,069 $1,097,697 $254,834 $116,787 $244,539
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11 $ 8 .65
Investment activities
Net investment income
(2)(3)
0 .44 0 .69 0 .44 0 .45 0 .09
Net realized and unrealized gain/
loss 0 .18 ( 0 .12 ) ( 0 .42 ) 0 .45 0 .46
(4)
Total from investment activities 0 .62 0 .57 0 .02 0 .90 0 .55
Distributions
Net investment income ( 0 .43 ) ( 0 .70 ) ( 0 .43 ) ( 0 .44 ) ( 0 .09 )
Net realized gain — ( 0 .01 ) — — —
Total distributions ( 0 .43 ) ( 0 .71 ) ( 0 .43 ) ( 0 .44 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 9 .21 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
7 .01% 6 .44% 0 .19% 10 .05% 6 .38%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0 .63%
(6)
0 .62% 0 .62% 0 .64% 0 .64%
(6)
Net expenses after waivers/
payments by Price Associates 0 .02%
(6)
0 .02% 0 .02% 0 .03% 0 .02%
(6)
Net investment income 9 .52%
(6)
7 .58% 4 .63% 4 .77% 4 .77%
(6)
Portfolio turnover rate 26 .6% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end of period (in
millions) $1,252 $1,464 $2,285 $2,119 $1,029
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Floating Rate Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 85.7% (1)
Aerospace & Defense 2.3%
Apple Bidco, FRN, 1M TSFR + 2.75%, 8.213%, 9/22/28  3,434 3,410
Apple Bidco, FRN, 1M TSFR + 4.00%, 9.348%, 9/22/28  3,382 3,380
Bleriot U.S. Bidco, FRN, 3M TSFR + 4.00%, 9.652%, 10/30/28  4,893 4,902
Brown Group Holding, FRN, 1M TSFR + 3.75%, 9.127%, 7/2/29  5,174 5,175
Dynasty Acquisition, FRN, 1M TSFR + 4.00%, 9.348%, 8/24/28  29,076 29,028
Peraton, FRN, 1M TSFR + 3.75%, 9.198%, 2/1/28  8,508 8,449
Peraton, FRN, 3M TSFR + 7.75%, 13.222%, 2/1/29  4,867 4,747
TransDigm, FRN, 1M TSFR + 3.25%, 2/28/31  (2) 2,810 2,807
TransDigm, FRN, 1M TSFR + 3.25%, 8.64%, 2/22/27  4,804 4,806
TransDigm, FRN, 1M TSFR + 3.25%, 8.64%, 8/24/28  10,289 10,291
76,995
Airlines 3.2%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.427%, 4/20/28  41,876 42,452
Air Canada, FRN, 3M TSFR + 3.50%, 9.139%, 8/11/28  3,306 3,299
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.798%, 6/21/27  31,290 32,217
SkyMiles IP, FRN, 1M TSFR + 3.75%, 9.166%, 10/20/27  9,119 9,309
United Airlines, FRN, 3M TSFR + 3.75%, 9.207%, 4/21/28  19,380 19,358
106,635
Automotive 2.8%
Adient U.S., FRN, 1M TSFR + 3.25%, 8.713%, 4/10/28  2,413 2,413
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.50%, 9.963%,
4/6/28  (2) 12,274 12,276
Belron Luxembourg, FRN, 3M TSFR + 2.75%, 8.245%, 4/18/29  5,287 5,292
Clarios Global, FRN, 1M TSFR + 3.75%, 9.098%, 5/6/30  7,813 7,819
Dexko Global, FRN, 3M TSFR + 3.75%, 9.402%, 10/4/28  3,726 3,651
Fastlane Parent, FRN, 1M TSFR + 4.50%, 9.848%, 9/29/28  3,028 2,990
Mavis Tire Express Services Topco, FRN, 1M TSFR + 4.00%,
9.463%, 5/4/28  (2) 20,504 20,440
Tenneco, FRN, 1M TSFR + 5.00%, 10.469%, 11/17/28  (2) 13,655 11,329
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 8.207%, 2/5/26  29,261 29,262
95,472
Broadcasting 3.0%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.145%,
8/21/26  16,405 16,076
CMG Media, FRN, 3M TSFR + 3.50%, 8.99%, 12/17/26  28,365 26,019
iHeartCommunications, FRN, 1M TSFR + 3.25%, 8.713%, 5/1/26  17,915 14,825
NEP Group, FRN, 1M TSFR + 7.00%, 12.463%, 10/19/26  3,510 2,689
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.507%, 4/11/29  18,129 16,233
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.257%, 10/11/29  (3)
(4) 7,250 7,105
Univision Communications, FRN, 1M TSFR + 3.25%, 8.713%,
3/15/26  7,484 7,471

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, FRN, 1M TSFR + 3.25%, 8.713%,
1/31/29  5,534 5,476
Univision Communications, FRN, 3M TSFR + 4.25%, 9.64%,
6/24/29  4,337 4,329
100,223
Building Products 0.2%
Hunter Douglas, FRN, 3M TSFR + 3.50%, 8.88%, 2/26/29  5,501 5,306
Summit Materials, FRN, 1M TSFR + 3.00%, 8.571%, 12/14/27  968 968
Summit Materials, FRN, 1M USD LIBOR + 2.50%, 11/30/28  (2)(4) 1,930 1,930
8,204
Cable Operators 2.1%
Altice Financing, FRN, 1M TSFR + 5.00%, 10.394%, 10/31/27  5,750 5,484
Altice Financing, FRN, 3M EURIBOR + 5.00%, 8.934%, 10/31/27
(EUR)  3,470 3,588
Altice France, FRN, 1M TSFR + 5.50%, 10.894%, 8/15/28  24,956 21,260
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.823%, 1/18/28  3,555 3,420
CSC Holdings, FRN, 1M USD LIBOR + 2.25%, 7.687%, 7/17/25  6,329 6,175
CSC Holdings, FRN, 1M TFSR + 2.25%, 7.687%, 1/15/26  5,300 5,138
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.937%, 4/15/27  5,326 4,978
Directv Financing, FRN, 1M TSFR + 5.00%, 10.645%, 8/2/27  8,491 8,343
Eagle Broadband Investments, FRN, 1M TSFR + 3.00%, 8.652%,
11/12/27  3,288 3,185
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.713%, 9/25/26  10,142 7,760
69,331
Chemicals 1.9%
Aruba Investments Holdings, FRN, 1M TSFR + 4.00%, 9.448%,
11/24/27  7,129 7,013
Aruba Investments Holdings, FRN, 1M TSFR + 7.75%, 13.198%,
11/24/28  4,085 3,780
Avient, FRN, 1M TSFR + 2.50%, 7.89%, 8/29/29  2,976 2,979
Axalta Coating Systems U.S. Holdings, FRN, 1M TSFR + 2.50%,
7.89%, 12/20/29  5,346 5,354
Nouryon USA, FRN, 1M TSFR + 4.00%, 9.441%, 4/3/28  6,763 6,709
Nouryon USA, FRN, 1M TSFR + 4.00%, 9.467%, 4/3/28  (2) 17,915 17,763
Windsor Holdings III, FRN, 3M TSFR + 4.50%, 9.841%, 8/1/30  10,000 10,014
WR Grace Holdings, FRN, 3M TSFR + 3.75%, 9.402%, 9/22/28  11,727 11,674
65,286
Consumer Products 0.6%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 4.00%, 9.448%,
12/21/28  7,540 7,562
Hanesbrands, FRN, 1M TSFR + 3.75%, 9.098%, 3/8/30  4,030 3,919
Life Time, FRN, 1M TSFR + 4.75%, 10.623%, 1/15/26  7,545 7,545
Topgolf Callaway Brands, FRN, 1M TSFR + 3.50%, 8.948%,
3/15/30  2,722 2,714
21,740

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container 1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.972%,
12/31/27 (EUR)  3,400 3,672
Charter Next Generation, FRN, 1M TSFR + 3.75%, 9.213%,
12/1/27  40,919 40,732
Proampac PG Borrower, FRN, 1M TSFR + 4.50%, 9.881%, 9/15/28  3,332 3,307
47,711
Energy 2.1%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.08%, 2/11/30  7,652 7,648
CQP Holdco, FRN, 1M TSFR + 3.50%, 8.99%, 6/5/28  6,198 6,208
EPIC Crude Services, FRN, 6M TSFR + 5.00%, 10.929%,
3/2/26  (2) 6,760 6,687
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.943%,
9/19/29  9,793 9,775
Medallion Midland Acquisition, FRN, 3M TSFR + 3.75%, 9.402%,
10/18/28  16,523 16,534
Northriver Midstream Finance, FRN, 1M TSFR + 3.00%, 8.395%,
8/16/30  9,511 9,507
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.198%, 3/11/26  10,598 10,580
Whitewater Whistler Holdings, FRN, 1M TSFR + 2.75%, 8.146%,
2/15/30  2,653 2,652
69,591
Entertainment & Leisure 5.3%
Cinemark USA, FRN, 1M TSFR + 3.75%, 9.111%, 5/24/30  8,831 8,830
Crown Finance U.S., FRN, 1M TSFR + 8.50%, 7/31/28  (2) 4,950 5,040
Delta 2, FRN, 1M TSFR + 2.25%, 7.598%, 1/15/30  20,233 20,239
Motion Finco, FRN, 3M TSFR + 3.25%, 8.903%, 11/12/26  (2) 18,615 18,558
Pug, FRN, 1M TSFR + 3.50%, 8.963%, 2/12/27  (2) 9,808 9,483
Pug, FRN, 1M TSFR + 4.25%, 9.713%, 2/12/27  (4) 14,335 13,869
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 3.00%, 8.463%,
8/25/28  24,017 23,980
UFC Holdings, FRN, 1M TSFR + 2.75%, 8.399%, 4/29/26  63,144 63,216
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.213%, 5/18/25  15,349 15,328
178,543
Financial 11.7%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 9.15%, 2/15/27  7,837 7,761
Acrisure, FRN, 1M USD LIBOR + 3.75%, 9.40%, 2/15/27  3,466 3,454
Acrisure, FRN, 1M USD LIBOR + 4.25%, 9.90%, 2/15/27  7,163 7,142
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%,
8.963%, 11/5/27  32,200 32,212
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%,
8.963%, 3/11/28  3,635 3,490
Aretec Group, FRN, 1M TSFR + 4.50%, 9.948%, 8/9/30  6,100 6,000
Armor Holdco, FRN, 6M TSFR + 4.50%, 10.087%, 12/11/28  3,285 3,288
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.848%, 2/12/27  19,938 19,925

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.963%, 2/12/27  14,131 14,119
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.963%, 2/12/27  1,543 1,541
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.098%, 2/12/27  (2) 23,269 23,280
Citadel Securities, FRN, 1M TSFR + 2.50%, 7.963%, 7/29/30  4,821 4,818
Citco Funding, FRN, 1M TSFR + 3.50%, 8.887%, 4/27/28  3,626 3,627
Citco Group, FRN, 1M TSFR + 3.25%, 8.637%, 4/27/28  5,830 5,837
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.941%,
8/9/26  (4) 5,181 4,883
Edelman Financial Engines Center, FRN, 1M TSFR + 3.50%,
8.963%, 4/7/28  6,882 6,806
Edelman Financial Engines Center, FRN, 1M TSFR + 6.75%,
12.213%, 7/20/26  15,554 15,476
EIG Management, FRN, 1M TSFR + 3.75%, 9.198%, 2/24/25  (4) 6,017 6,002
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 8.598%,
6/30/28  (2) 11,799 11,790
Hightower Holding, FRN, 3M TSFR + 4.00%, 9.38%, 4/21/28  2,359 2,345
HUB International, FRN, 1M TSFR + 4.25%, 9.662%, 6/20/30  83,352 83,661
HUB International, FRN, 3M TSFR + 4.00%, 9.369%, 11/10/29  11,821 11,851
Jane Street Group, FRN, 1M TSFR + 2.75%, 8.213%, 1/26/28  15,239 15,242
Jones Deslauriers Insurance Management, FRN, 1M TSFR +
4.25%, 9.624%, 3/15/30  (2) 10,405 10,418
Osaic Holdings, FRN, 1M TSFR + 4.50%, 9.848%, 8/17/28  5,395 5,397
Ryan Specialty, FRN, 1M TSFR + 3.00%, 8.448%, 9/1/27  5,122 5,122
Sedgwick Claims Management Services, FRN, 1M TSFR + 3.75%,
9.098%, 2/24/28  23,962 23,980
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 9.372%,
2/18/27  5,835 5,483
USI, FRN, 1M TSFR + 3.25%, 8.64%, 9/13/30  (2) 6,500 6,487
USI, FRN, 1M TSFR + 3.25%, 8.64%, 9/29/30  12,890 12,856
USI, FRN, 1M TSFR + 3.75%, 9.14%, 11/22/29  28,679 28,649
392,942
Food 1.2%
Chobani, FRN, 1M TSFR + 3.50%, 8.963%, 10/25/27  1,721 1,722
Naked Juice, FRN, 3M TSFR + 6.00%, 11.49%, 1/24/30  7,931 6,300
Primary Products Finance, FRN, 3M TSFR + 4.00%, 9.546%,
4/1/29  7,503 7,500
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.952%,
3/17/27  5,567 5,557
Triton Water Holdings, FRN, 1M TSFR + 3.25%, 8.902%, 3/31/28  15,611 15,337
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.397%, 12/21/27  4,317 3,497
39,913
Gaming 1.8%
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.698%, 2/6/30  9,895 9,892
Great Canadian Gaming, FRN, 3M TSFR + 4.00%, 9.658%,
11/1/26  13,387 13,410
HRNI Holdings, FRN, 3M TSFR + 4.25%, 9.698%, 12/11/28  (2) 15,580 15,171

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Light & Wonder International, FRN, 1M TSFR + 3.00%, 8.422%,
4/14/29  8,608 8,609
Ontario Gaming GTA, FRN, 1M TSFR + 4.25%, 9.64%, 8/1/30  7,240 7,254
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.213%, 3/13/28  2,340 2,323
Scientific Games Holdings, FRN, 3M TSFR + 3.25%, 8.664%,
4/4/29  3,640 3,619
60,278
Health Care 9.3%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.598%, 2/15/29  31,538 30,925
Auris Luxembourg III, FRN, 6M TSFR + 3.75%, 9.618%, 2/27/26  13,585 13,293
Azalea Topco, FRN, 1M TSFR + 3.75%, 9.198%, 7/24/26  7,515 7,286
Azalea Topco, FRN, 1M TSFR + 3.75%, 9.213%, 7/24/26  3,140 3,038
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.755%, 5/10/27  5,864 5,678
Financiere Mendel, FRN, SOFR + 4.25%, 9.616%, 11/30/30  3,860 3,846
Gainwell Acquisition, FRN, 3M T SFR + 4.00%, 9.49%, 10/1/27  36,302 34,941
Heartland Dental, FRN, 1M TSFR + 5.00%, 10.331%, 4/28/28  16,090 15,828
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.902%, 7/3/28  9,399 9,412
LifePoint Health, FRN, 1M TSFR + 3.75%, 9.137%, 11/16/28  9,004 8,602
MED ParentCo, FRN, 1M TSFR + 4.25%, 9.713%, 8/31/26  6,426 6,245
MED ParentCo, FRN, 1M TSFR + 8.25%, 13.713%, 8/30/27  1,660 1,483
Medline Borrower, FRN, 1M TSFR + 3.00%, 8.463%, 10/23/28  (2) 35,009 35,005
Option Care Health, FRN, 1M TSFR + 2.75%, 8.213%, 10/27/28  3,785 3,795
Perrigo Investments, FRN, 1M TSFR + 2.25%, 7.698%, 4/20/29  3,425 3,412
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 10/24/30  (2) 4,727 4,718
Phoenix Newco, FRN, 1M TSFR + 3.25%, 8.713%, 11/15/28  13,678 13,659
Phoenix Newco, FRN, 3M TSFR + 6.50%, 11.963%, 11/15/29  15,265 15,036
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.713%,
3/10/28  8,700 8,622
SAM Bidco, FRN, 1M TSFR + 4.75%, 10.136%, 12/13/27  (4) 12,524 12,524
Select Medical, FRN, 1M TSFR + 3.00%, 8.348%, 3/6/27  3,365 3,362
Southern Veterinary Partners, FRN, 1M TSFR + 7.75%, 10/5/28  (2) 2,025 2,006
Star Parent, FRN, 1M TSFR + 4.00%, 9.386%, 9/27/30  12,240 11,953
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.50%, 8.99%,
10/1/26  17,475 17,526
Surgery Center Holdings, FRN, 1M TSFR + 3.75%, 9.205%,
8/31/26  (2) 20,783 20,781
VetStrategy Canada Holdings, FRN, 1M USD LIBOR + 5.50%,
11/16/28  (2) 4,645 4,607
Waystar Technologies, FRN, 1M TSFR + 4.00%, 9.463%, 10/22/26  13,423 13,443
311,026
Information Technology 12.6%
Applied Systems, FRN, 3M TSFR + 4.50%, 9.89%, 9/18/26  48,746 48,899
Applied Systems, FRN, 3M TSFR + 6.75%, 12.14%, 9/17/27  26,866 26,966
AppLovin, FRN, 1M TSFR + 3.10%, 8.448%, 10/25/28  6,270 6,266
Boxer Parent, FRN, 1M TSFR + 3.75%, 9.213%, 10/2/25  20,251 20,244
Boxer Parent, FRN, 1M TSFR + 5.50%, 10.963%, 2/27/26  15,710 15,641

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Capstone Borrower, FRN, 1M TSFR + 3.75%, 9.14%, 6/17/30  8,635 8,576
Central Parent, FRN, 1M TSFR + 4.00%, 9.406%, 7/6/29  36,683 36,689
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.99%,
3/30/29  (2) 43,400 41,510
ConnectWise, FRN, 1M TSFR + 3.50%, 8.963%, 9/29/28  6,200 6,046
Conservice Midco, FRN, 3M TSFR + 4.25%, 9.698%, 5/13/27  3,302 3,298
Delta Topco, FRN, 3M TSFR + 7.25%, 12.621%, 12/1/28  13,565 13,525
Delta Topco, FRN, 6M TSFR + 3.75%, 12/1/27  (2) 3,365 3,342
ECI Macola, FRN, 3M TSFR + 3.75%, 9.402%, 11/9/27  10,151 10,120
Epicor Software, FRN, 1M TSFR + 3.25%, 8.713%, 7/30/27  53,289 53,370
Epicor Software, FRN, 1M TSFR + 3.75%, 9.098%, 7/30/27  4,370 4,395
Gen Digital, FRN, 1M TSFR + 1.50%, 6.948%, 9/10/27  7,079 7,051
Go Daddy Operating, FRN, 1M TSFR + 2.50%, 7.848%, 11/9/29  5,113 5,118
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.645%, 3/2/29  5,600 4,788
McAfee, FRN, 1M TSFR + 3.75%, 9.193%, 3/1/29  22,584 22,257
MH Sub I, FRN, 1M TSFR + 6.25%, 11.598%, 2/23/29  2,955 2,652
Mosel Bidco, FRN, 1M TSFR + 4.75%, 10.136%, 9/16/30  (4) 2,695 2,692
Proofpoint, FRN, 1M TSFR + 6.25%, 11.713%, 8/31/29  3,515 3,530
RealPage, FRN, 1M TSFR + 3.00%, 8.463%, 4/24/28  23,358 22,760
RealPage, FRN, 1M TSFR + 6.50%, 11.963%, 4/23/29  10,910 10,824
Sophia, FRN, 1M TSFR + 4.25%, 9.598%, 10/7/27  11,809 11,772
Sophia, FRN, 3M TSFR + 3.50%, 8.948%, 10/7/27  (2) 18,204 18,210
Uber Technologies, FRN, 1M TSFR + 2.75%, 8.159%, 3/3/30  13,160 13,184
423,725
Lodging 0.7%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.213%, 2/2/26  13,558 12,575
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.213%, 2/2/26  9,656 8,971
Four Seasons Hotels, FRN, 1M TSFR + 2.50%, 7.948%, 11/30/29  2,040 2,042
23,588
Manufacturing 4.0%
Emerald Debt Merger, FRN, 1M TSFR + 3.00%, 8.348%, 5/31/30  4,590 4,592
Engineered Machinery Holdings, FRN, 1M TSFR + 3.50%, 9.152%,
5/19/28  21,627 20,901
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.652%, 5/21/29  (4) 11,684 10,866
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.152%, 5/21/29  8,620 8,017
Filtration Group, FRN, 1M TSFR + 3.50%, 8.963%, 10/21/28  22,118 22,075
Filtration Group, FRN, 1M TSFR + 4.25%, 9.713%, 10/21/28  25,783 25,810
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.963%, 9/6/25  15,316 14,342
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.213%, 7/24/26  5,077 4,740
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.213%, 9/6/26  4,159 3,650
Pro Mach Group, FRN, 1M TSFR + 4.00%, 9.463%, 8/31/28  10,494 10,497
Pro Mach Group, FRN, 1M TSFR + 5.00%, 10.448%, 8/31/28  (4) 1,711 1,715
SRAM, FRN, 1M TSFR + 2.75%, 8.213%, 5/18/28  3,399 3,378

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Watlow Electric Manufacturing, FRN, 1M TSFR + 3.75%, 9.402%,
3/2/28  (2) 3,401 3,363
133,946
Metals & Mining 0.5%
Arsenal AIC Parent, FRN, 1M TSFR + 4.50%, 9.848%, 8/18/30  11,805 11,803
TMS International, FRN, 1M TSFR + 4.75%, 10.118%, 3/2/30  (4) 4,403 4,408
16,211
Restaurants 1.9%
BCPE Grill Parent, FRN, 1M TSFR + 4.75%, 10.136%, 9/30/30  5,315 5,092
Dave & Buster's, FRN, 1M TSFR + 3.75%, 9.25%, 6/29/29  13,508 13,506
IRB Holding, FRN, 1M TSFR + 3.00%, 8.448%, 12/15/27  37,912 37,836
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.463%, 2/5/27  3,920 3,919
Tacala Investment, FRN, 1M TSFR + 8.00%, 13.463%, 2/4/28  3,740 3,665
64,018
Retail 0.6%
CNT Holdings I, FRN, 1M TSFR + 6.75%, 12.176%, 11/6/28  5,190 5,181
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 8.926%,
11/8/27  (2) 9,367 9,375
PetSmart, FRN, 1M TSFR + 3.75%, 9.198%, 2/11/28  5,612 5,521
20,077
Satellites 0.9%
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.848%, 9/20/30  27,657 27,646
Viasat, FRN, 1M TSFR + 4.50%, 9.96%, 5/30/30  4,360 4,184
31,830
Services 10.3%
Advantage Sales & Marketing, FRN, 1M TSFR + 4.50%, 10.176%,
10/28/27  3,484 3,405
AG Group Holdings, FRN, 1M TSFR + 4.00%, 9.348%, 12/29/28  4,375 4,224
Albion Financing 3, FRN, 3M TSFR + 5.25%, 10.924%, 8/17/26  10,242 10,225
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.198%,
5/12/28  (2) 8,564 8,336
Allied Universal Holdco, FRN, 1M TSFR + 4.75%, 10.098%,
5/12/28  (2) 8,475 8,358
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.46%, 11/16/28  (2) 5,103 5,052
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.948%, 12/11/28  14,410 14,063
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.198%, 12/10/29  27,625 23,526
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 8.698%, 6/21/28
(EUR)  1,265 1,361
Ceridian HCM Holding, FRN, 1M TSFR + 2.50%, 7.963%, 4/30/25  2,789 2,790
DG Investment Intermediate Holdings 2, FRN, 1M TSFR + 6.75%,
12.213%, 3/30/29  590 529
Dun & Bradstreet, FRN, 1M TSFR + 2.75%, 8.193%, 2/6/26  5,127 5,128
EG America, FRN, 1M TSFR + 4.00%, 9.496%, 2/7/28  1,181 1,129
EG America, FRN, 1M TSFR + 4.25%, 9.674%, 3/31/26  4,118 3,912
EG Finco, FRN, 3M EURIBOR + 7.00%, 10.972%, 4/30/27 (EUR)  10,265 9,919
EP Purchaser, FRN, 3M TSFR + 3.50%, 9.152%, 11/6/28  3,028 2,966

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Fugue Finance, FRN, 1M TSFR + 4.00%, 9.388%, 1/31/28  3,503 3,513
GFL Environmental, FRN, 1M TSFR + 2.50%, 7.912%, 5/31/27  8,594 8,612
GTCR W Merger, FRN, 1M USD LIBOR + 3.00%, 9/21/30  (2) 36,095 36,050
HomeServe USA, FRN, 1M TSFR + 3.00%, 8.331%, 10/21/30  5,775 5,777
Mermaid Bidco, FRN, 1M TSFR + 4.50%, 9.875%, 12/22/27  8,147 8,142
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.963%,
5/30/26  (2) 6,252 6,229
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.963%, 6/1/26  2,941 2,935
Renaissance Holdings, FRN, 3M TSFR + 4.75%, 10.098%,
4/5/30  (2) 21,795 21,743
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 9.381%, 7/30/27  6,881 6,874
UKG, FRN, 1M TSFR + 4.50%, 9.988%, 5/4/26  2,773 2,780
UKG, FRN, 3M TSFR + 3.25%, 8.764%, 5/4/26  41,222 41,222
UKG, FRN, 3M TSFR + 5.25%, 10.764%, 5/3/27  86,960 86,906
USIC Holdings, FRN, 1M TSFR + 3.50%, 8.963%, 5/12/28  4,954 4,812
USIC Holdings, FRN, 1M TSFR + 6.50%, 11.963%, 5/14/29  5,225 4,723
345,241
Utilities 3.0%
Brookfield WEC Holdings, FRN, 1M TSFR + 2.75%, 8.213%,
8/1/25  3,276 3,278
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 9.098%,
8/1/25  10,323 10,336
Constellation Renewables, FRN, 3M TSFR + 2.50%, 8.15%,
12/15/27  11,229 11,195
Generation Bridge Northeast, FRN, 1M TSFR + 4.25%, 9.598%,
8/22/29  6,342 6,358
PG&E, FRN, 1M TSFR + 3.00%, 8.463%, 6/23/25  29,099 29,085
Pike, FRN, 1M TSFR + 3.00%, 8.463%, 1/21/28  5,018 5,012
Pike, FRN, 1M TSFR + 3.50%, 8.848%, 1/21/28  3,834 3,834
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.869%, 5/17/30  (2) 17,377 17,427
TerraForm Power Operating, FRN, 1M TSFR + 2.50%, 7.99%,
5/21/29  15,371 15,232
101,757
Utility 0.0%
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.869%, 5/17/30  (2) 176 177
177
Wireless Communications 2.3%
Asurion, FRN, 1M TSFR + 3.25%, 8.713%, 12/23/26  7,565 7,454
Asurion, FRN, 1M TSFR + 3.25%, 8.713%, 7/31/27  4,187 4,091
Asurion, FRN, 1M TSFR + 4.25%, 9.698%, 8/19/28  3,512 3,451
Asurion, FRN, 1M TSFR + 5.25%, 10.713%, 1/31/28  21,021 18,821
Asurion, FRN, 1M TSFR + 5.25%, 10.713%, 1/20/29  49,975 44,128
77,945
Total Bank Loans (Cost $2,898,702) 2,882,405

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.1%
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093  (3)(4)(5) 2 2,067
Total Convertible Preferred Stocks (Cost $2,093) 2,067
CORPORATE BONDS 10.3%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28  (6) 5,320 5,320
5,320
Airlines 0.1%
Mileage Plus Holdings, 6.50%, 6/20/27  (6) 1,961 1,952
United Airlines, 4.375%, 4/15/26  (6) 2,580 2,454
4,406
Automotive 1.6%
Adient Global Holdings, 4.875%, 8/15/26  (6) 6,380 6,125
Clarios Global, 6.25%, 5/15/26  (6) 3,010 2,984
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,346
Ford Motor Credit, 5.584%, 3/18/24  2,375 2,366
Ford Motor Credit, FRN, SOFR + 2.95%, 8.298%, 3/6/26  8,165 8,241
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26  (6) 32,236 32,236
54,298
Banking 0.3%
Morgan Stanley, FRN, SOFR + 1.165%, 6.512%, 4/17/25  8,500 8,510
8,510
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M TSFR + 1.002%,
6.427%, 1/12/24  2,860 2,861
2,861
Broadcasting 0.5%
Neptune Bidco U.S., 9.29%, 4/15/29  (6) 3,205 2,989
Townsquare Media, 6.875%, 2/1/26  (6) 8,189 7,882
Univision Communications, 8.00%, 8/15/28  (6) 4,860 4,896
15,767
Cable Operators 0.8%
Altice Financing, 5.00%, 1/15/28  (6) 4,150 3,527
Altice France Holding, 10.50%, 5/15/27  (6) 13,645 7,249
Charter Communications Operating, FRN, 3M TSFR + 1.912%,
7.289%, 2/1/24  3,650 3,653
CSC Holdings, 11.25%, 5/15/28  (6) 7,195 7,168
Radiate Holdco, 4.50%, 9/15/26  (6) 6,190 4,581
26,178

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chemicals 0.2%
Avient, 5.75%, 5/15/25  (6) 4,030 4,000
Kobe U.S. Midco 2, 9.25% (PIK), 11/1/26, (9.25% Cash or 10.00%
PIK)  (6)(7) 3,449 2,518
6,518
Consumer Products 0.2%
Life Time, 8.00%, 4/15/26  (6) 5,492 5,485
5,485
Energy 0.8%
NGL Energy Operating, 7.50%, 2/1/26  (6) 8,290 8,300
Seadrill Finance, 8.375%, 8/1/30  (6) 3,292 3,366
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.138%,
12/15/28  (6) 5,015 4,915
Tallgrass Energy Partners, 6.00%, 3/1/27  (6) 515 494
Tallgrass Energy Partners, 7.50%, 10/1/25  (6) 2,205 2,219
Transocean, 11.50%, 1/30/27  (6) 3,912 4,059
Venture Global LNG, 9.50%, 2/1/29  (6) 3,440 3,547
26,900
Entertainment & Leisure 0.8%
Carnival, 7.00%, 8/15/29  (6) 1,700 1,725
Carnival, 9.875%, 8/1/27  (6) 6,485 6,769
Cinemark USA, 5.875%, 3/15/26  (6) 7,000 6,772
Cinemark USA, 8.75%, 5/1/25  (6) 1,320 1,330
Live Nation Entertainment, 4.875%, 11/1/24  (6) 4,050 4,010
NCL, 8.125%, 1/15/29  (6) 2,959 3,007
NCL, 8.375%, 2/1/28  (6) 2,605 2,683
26,296
Financial 1.8%
Acrisure, 7.00%, 11/15/25  (6) 5,825 5,730
Acrisure, 10.125%, 8/1/26  (6) 10,855 11,181
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (6) 2,970 3,074
Alliant Holdings Intermediate, 6.75%, 10/15/27  (6) 3,550 3,395
Alliant Holdings Intermediate, 6.75%, 4/15/28  (6) 3,360 3,343
AssuredPartners, 5.625%, 1/15/29  (6) 4,375 3,899
AssuredPartners, 7.00%, 8/15/25  (6) 2,200 2,184
GTCR AP Finance, 8.00%, 5/15/27  (6) 3,050 3,035
HUB International, 7.00%, 5/1/26  (6) 3,580 3,562
HUB International, 7.25%, 6/15/30  (6) 8,640 8,834
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (6) 11,935 12,353
Ryan Specialty, 4.375%, 2/1/30  (6) 585 527
61,117
Gaming 0.0%
International Game Technology, 6.50%, 2/15/25  (6) 1,026 1,025
1,025

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 0.6%
Bausch & Lomb Escrow, 8.375%, 10/1/28  (6) 3,465 3,543
CHS, 8.00%, 3/15/26  (6) 3,585 3,468
CHS, 8.00%, 12/15/27  (6) 3,495 3,303
HCA, 5.375%, 2/1/25  3,320 3,295
LifePoint Health, 11.00%, 10/15/30  (6) 4,900 4,925
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26  (6) 1,028 992
19,526
Information Technology 0.3%
Boxer Parent, 7.125%, 10/2/25  (6) 1,625 1,623
Boxer Parent, 9.125%, 3/1/26  (6) 2,040 2,037
Central Parent, 8.00%, 6/15/29  (6) 1,745 1,786
Cloud Software Group, 9.00%, 9/30/29  (6) 5,530 4,970
Expedia Group, 6.25%, 5/1/25  (6) 1,019 1,024
11,440
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25  (6) 1,580 1,568
1,568
Manufacturing 0.1%
Sensata Technologies, 5.625%, 11/1/24  (6) 5,005 5,011
5,011
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 8.625%, 11/15/31  (6) 2,755 2,820
2,820
Satellites 0.2%
Connect Finco, 6.75%, 10/1/26  (6) 5,825 5,592
5,592
Services 0.7%
Adtalem Global Education, 5.50%, 3/1/28  (6) 2,561 2,414
Allied Universal Holdco, 6.625%, 7/15/26  (6) 7,815 7,580
Allied Universal Holdco, 9.75%, 7/15/27  (6) 3,315 3,046
eG Global Finance, 12.00%, 11/30/28  (6) 3,510 3,650
GTCR W-2 Merger, 7.50%, 1/15/31  (6) 2,630 2,679
Sabre GLBL, 11.25%, 12/15/27  (6) 5,750 5,197
24,566
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.137%,
3/20/26  2,690 2,690
2,690
Utilities 0.6%
Talen Energy Supply, 8.625%, 6/1/30  (6) 4,903 5,124
Vistra, VR, 7.00%  (6)(8)(9) 13,020 12,304
Vistra Operations, 5.125%, 5/13/25  (6) 3,615 3,552
20,980

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  6,825 6,851
6,851
Total Corporate Bonds (Cost $354,121) 345,725
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Government Reserve Fund, 5.42%  (10)(11) 232,677 232,677
Total Short-Term Investments (Cost $232,677) 232,677
Total Investments in Securities
103.0% of Net Assets
(Cost $3,487,593) $ 3,462,874
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,067 and represents 0.1% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$304,912 and represents 9.1% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.341% (SOFR) at Maturity,
12/20/23 18,280 267 — 267
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.341% (SOFR) at Maturity,
3/20/24 24,300 40 — 40
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.341% (SOFR) at Maturity,
6/20/24 4,100 38 — 38
Total Bilateral Total Return Swaps — 345
Total Bilateral Swaps — 345

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 2/23/24 USD 19,102 EUR 17,506 $ (24)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (24)

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 5,101+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 208,595  ¤   ¤ $ 232,677^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,101 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $232,677.

T. ROWE PRICE Floating Rate Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,487,593) $ 3,462,874
Interest receivable 24,382
Receivable for investment securities sold 10,569
Receivable for shares sold 3,161
Cash 1,987
Due from affiliates 587
Unrealized gain on bilateral swaps 345
Other assets 76
Total assets 3,503,981
Liabilities
Payable for investment securities purchased 129,828
Payable for shares redeemed 8,323
Investment management fees payable 1,619
Unrealized loss on forward currency exchange contracts 24
Payable to directors 2
Other liabilities 1,396
Total liabilities 141,192
NET ASSETS $ 3,362,789

T. ROWE PRICE Floating Rate Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (336,232)
Paid-in capital applicable to 365,241,501 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 3,699,021
NET ASSETS $ 3,362,789
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,406,659; Shares outstanding: 152,796,281) $ 9.21
Advisor Class
(Net assets: $9,636; Shares outstanding: 1,044,163) $ 9.23
I Class
(Net assets: $694,750; Shares outstanding: 75,431,727) $ 9.21
Z Class
(Net assets: $1,251,744; Shares outstanding: 135,969,330) $ 9.21

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 158,149
Dividend 5,173
Total income 163,322
Expenses
Investment management 10,040
Shareholder servicing
Investor Class $ 950
Advisor Class 10
I Class 45 1,005
Rule 12b-1 fees
Advisor Class 13
Prospectus and shareholder reports
Investor Class 87
Advisor Class 1
I Class 28
Z Class 2 118
Interest and borrowing-related 286
Custody and accounting 119
Registration 69
Proxy and annual meeting 55
Legal and audit 26
Directors 6
Miscellaneous 226
Waived / paid by Price Associates (4,060)
Total expenses 7,903
Net investment income 155,419

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (26,894)
Swaps 3,305
Forward currency exchange contracts 200
Foreign currency transactions 22
Net realized loss (23,367)
Change in net unrealized gain / loss
Securities 95,669
Swaps (1,279)
Forward currency exchange contracts (526)
Other assets and liabilities denominated in foreign currencies 58
Change in net unrealized gain / loss 93,922
Net realized and unrealized gain / loss 70,555
INCREASE IN NET ASSETS FROM OPERATIONS
$ 225,974

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 155,419 $ 306,165
Net realized loss (23,367) (149,152)
Change in net unrealized gain / loss 93,922 75,286
Increase in net assets from operations 225,974 232,299
Distributions to shareholders
Net earnings
Investor Class (60,264) (115,135)
Advisor Class (444) (1,312)
I Class (29,856) (63,947)
Z Class (63,348) (127,977)
Decrease in net assets from distributions (153,912) (308,371)
Capital share transactions
*
Shares sold
Investor Class 338,961 759,450
Advisor Class 2,399 4,741
I Class 154,691 333,396
Z Class 24,867 98,576
Distributions reinvested
Investor Class 56,425 106,570
Advisor Class 416 1,276
I Class 27,419 60,593
Z Class 63,348 127,977
Shares redeemed
Investor Class (385,792) (1,419,265)
Advisor Class (8,048) (12,907)
I Class (231,399) (747,165)
Z Class (329,220) (1,014,104)
Decrease in net assets from capital share
transactions (285,933) (1,700,862)

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Decrease during period (213,871) (1,776,934)
Beginning of period 3,576,660 5,353,594
End of period $ 3,362,789 $ 3,576,660
*Share information (000s)
Shares sold
Investor Class 36,939 83,714
Advisor Class 261 523
I Class 16,839 36,682
Z Class 2,708 10,904
Distributions reinvested
Investor Class 6,144 11,769
Advisor Class 45 141
I Class 2,985 6,689
Z Class 6,898 14,135
Shares redeemed
Investor Class (42,085) (156,596)
Advisor Class (880) (1,420)
I Class (25,205) (82,387)
Z Class (36,015) (112,214)
Decrease in shares outstanding (31,366) (188,060)

T. ROWE PRICE Floating Rate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.
The fund has four classes of shares: the Floating Rate Fund (Investor Class), the
Floating Rate Fund–Advisor Class (Advisor Class), the Floating Rate Fund–I Class
(I Class) and the Floating Rate Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and
Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/

T. ROWE PRICE Floating Rate Fund

loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Floating Rate Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Floating Rate Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2023, totaled $2,111,000 for the six months ended November 30, 2023.
During the six months, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 2,816,411 $ 65,994 $ 2,882,405
Convertible Preferred Stocks — — 2,067 2,067
Corporate Bonds — 345,725 — 345,725
Short-Term Investments 232,677 — — 232,677
Total Securities 232,677 3,162,136 68,061 3,462,874
Swaps — 345 — 345
Total $ 232,677 $ 3,162,481 $ 68,061 $ 3,463,219
Liabilities
Forward Currency Exchange
Contracts $ — $ 24 $ — $ 24

T. ROWE PRICE Floating Rate Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
11/30/23
Investment
in
Securities
Bank
Loans $ 117,092 $ 2,025 $ 13,181 $ (30,189) $ 15,742 $ (51,857) $ 65,994
Convertible
Preferred
Stocks 1,905 162 — — — — 2,067
Total $ 118,997 $ 2,187 $ 13,181 $ (30,189) $ 15,742 $ (51,857) $ 68,061

T. ROWE PRICE Floating Rate Fund

fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Credit derivatives Bilateral Swaps $ 345
Total $ 345
Liabilities
Foreign exchange derivatives Forwards $ 24
Total $ 24
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 200 $ — $ 200
Credit derivatives — 3,305 3,305
Total $ 200 $ 3,305 $ 3,505
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (526) $ — $ (526)
Credit derivatives — (1,279) (1,279)
Total $ (526) $ (1,279) $ (1,805)

T. ROWE PRICE Floating Rate Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying

T. ROWE PRICE Floating Rate Fund

positions. As of November 30, 2023, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of November 30, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $280,000  cash.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of

T. ROWE PRICE Floating Rate Fund

Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).
Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers

T. ROWE PRICE Floating Rate Fund

to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Floating Rate Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $867,364,000 and $994,856,000, respectively, for the six months ended
November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $286,137,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $3,488,706,000. Net unrealized loss aggregated $25,339,000 at period-end, of which $25,412,000 related to appreciated investments and $50,751,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%

T. ROWE PRICE Floating Rate Fund

for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the
Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place

T. ROWE PRICE Floating Rate Fund

indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $35,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2023, expenses incurred pursuant to these service agreements were $55,000 for Price Associates; $162,000 for T. Rowe Price Services, Inc.;
and $2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.94% 0.95% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 09/30/25 N/A
(Waived)/repaid during the
period ($000s) $— $(5) $— $(4,055)

T. ROWE PRICE Floating Rate Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price
Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion,
364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S.
floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S.
borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are

T. ROWE PRICE Floating Rate Fund

generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing
Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight
Bank Funding Rate plus an applicable margin. At November 30, 2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Floating Rate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 289,071,665 4,013,025
Mark J. Parrell 290,291,535 2,824,429
Kellye L. Walker 290,156,692 2,957,289
Eric L. Veiel 290,498,922 2,656,025

T. ROWE PRICE Floating Rate Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Floating Rate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Floating Rate Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F194-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024